Financial instruments - Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future periods (Details) - Foreign currency hedge reserve - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 40	£ (8)	£ 29
Principal amount of hedges	1,304
Carrying values	£ 42
Within 1 year
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 16
Principal amount of hedges	520
Carrying values	£ 18
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 14
Principal amount of hedges	482
Carrying values	£ 14
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 9
Principal amount of hedges	263
Carrying values	£ 9
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 1
Principal amount of hedges	39
Carrying values	£ 1